Employee benefits - Labor expenses - Components - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Benefit for competitiveness and employment tax credit	€ 102	€ 98	€ 104
FRANCE
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of civil servant employees (as a percent)	45.00%	50.00%	56.00%